PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2012	2013
	US$	US$
Advances for construction projects	78	109
Acquisition deposits	716	738
Amounts due from original shareholders of acquired subsidiaries	1,297	1,350
Consideration receivable from disposal of a subsidiary	11,534	—
Prepaid insurance	360	509
Rental deposit	182	258
Prepaid finance consulting fee	570	844
Others	973	1,026
	15,710	4,834
Less: Provision for impairment allowance	(1,560)	(1,608)
Total	14,150	3,226

Acquisition deposits as of December 31, 2013 represent a deposit of US$492 (2012: US$477) advanced by Wangkeng to Long Yan Ting Zhou Hydroelectric Development Co., Ltd. in April 2011 for the acquisition of the Ting Zhou hydroelectric project and a deposit of US$246 (2012: US$239) advanced by Hengda to Lushui Jinman Hydro Development Co., Ltd. in April 2011 for the acquisition of the Jinmanhe power project. As of December 31, 2011, these acquisitions have not been completed and the memorandums of understanding in relation to these acquisitions have expired. As a result, the Group recognized a full provision for impairment allowance on the acquisition deposits of US$738 (2012: US$716) as of December 31, 2013.

Amounts due from original shareholders of acquired subsidiaries as of December 31, 2013 mainly represent US$819 (2012: US$794) receivable from the original shareholders of Jinling and its subsidiaries for business tax and land value added tax related to the disposal of an office building and US$531 (2012: US$503) from the original shareholders of Banzhu for social insurance which should be borne by the original shareholders in accordance with the equity purchase agreements. As of December 31, 2012, the amounts due from the original shareholders of Jinling and its subsidiaries are determined to be not recoverable. As a result, the Group recognized a full provision for impairment allowance of US$819 (2012: US$794) as of December 31, 2013.

On October 18, 2012, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuheng for a total consideration of US$21,269 (RMB134,000) cash. Consideration receivable from disposal of a subsidiary as of December 31, 2012 represents US$11,534 unpaid consideration due from the buyer, which was fully settled on March 19, 2013.

Prepaid finance consulting fee as of December 31, 2013 mainly represents US$665 (2012: US$451) current portion of prepaid consulting fee paid to banks by Wuliting, Zhougongyuan, Ruiyang, Jiulongshan, Jintang and Jinwei for loans and US$179 (2012: US$119) current portion of prepaid service fee paid to International Far Eastern Leasing Co., Ltd. (“IEL”), by Liyuan and Dazhaihe for certain financing arrangements (Note 11). These prepaid fees for loans are amortized over the loan terms under the effective interest method.